INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets

Cost	Patents	Software	Total
	$000’s	$000’s	$000’s
Balance as at March 31, 2021	—	—	—
Adelia Acquisition	1,606	—	1,606
Additions	97	—	97
Effect of foreign exchange	(2)	—	(2)
Balance as at March 31, 2021	1,701	—	1,701
Additions	341	74	415
Effect of foreign exchange	(33)	—	(33)
Balance as at March 31, 2022	2,009	74	2,083